SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 2-17620)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 182
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and
REGISTRATION STATEMENT
(NO. 811-01027)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 182
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VANGUARD WORLD FUND
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on April 10, 2026, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 182 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 182 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard World Fund (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 10, 2026, the pending effective date of the Trust’s 179th Post- Effective Amendment. By way of further background:

Post-Effective Amendment No. 179 was filed under Rule 485(a)(2) on December 16, 2025, to register shares of Vanguard Developed Markets ex-US Growth Index ETF and Vanguard Developed Markets ex-US Value Index ETF, each a series of the Trust. Post-Effective Amendment No. 179 would have become effective on March 23, 2026.

This Post-Effective Amendment No. 182 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 20th day of March, 2026.

VANGUARD WORLD FUND

BY: /s/ Salim Ramji*

Salim Ramji

Chief Executive Officer, President, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Salim Ramji*	Chief Executive Officer, President, and Trustee	March 20, 2026

Salim Ramji
/s/ David Hunt*	Trustee	March 20, 2026

David Hunt
/s/ Kenneth Jacobs*	Trustee	March 20, 2026

Kenneth Jacobs
/s/ Tara Bunch*	Trustee	March 20, 2026

Tara Bunch
/s/ Mark Loughridge*	Independent Chair	March 20, 2026

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	March 20, 2026

Scott C. Malpass
/s/ John Murphy*	Trustee	March 20, 2026

John Murphy
/s/ Lubos Pastor*	Trustee	March 20, 2026

Lubos Pastor
/s/ Rebecca Patterson*	Trustee	March 20, 2026

Rebecca Patterson
/s/ André F. Perold*	Trustee	March 20, 2026

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	March 20, 2026

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	March 20, 2026

Grant Reid
Signature	Title	Date
/s/ David Thomas*	Trustee	March 20, 2026

David Thomas
/s/ Barbara Venneman*	Trustee	March 20, 2026

Barbara Venneman
/s/ Peter F. Volanakis*	Trustee	March 20, 2026

Peter F. Volanakis
/s/ Christine Buchanan*	Chief Financial Officer	March 20, 2026

Christine Buchanan

*By: /s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney, filed on February 27, 2026 (see File Number 333-177613); and a Power of Attorney, filed on December 19, 2025 (see File Number 333-11763), each Incorporated by Reference.